PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 28,264
Accumulated Amortization	25,096	2,874
Net Book Value	3,168	7,444
Amortization of property and equipment	4,648	5,862
Research and Development Expense [Member]
Property, Plant and Equipment [Line Items]
Amortization of property and equipment	3,573	4,616
Selling and Marketing Expense [Member]
Property, Plant and Equipment [Line Items]
Amortization of property and equipment	67	121
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Amortization of property and equipment	1,008	1,125
Test equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	18,966
Accumulated Amortization	17,036
Net Book Value	1,930	5,915
R and D equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,260
Accumulated Amortization	1,976
Net Book Value	284	148
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Cost	3,137
Accumulated Amortization	2,870
Net Book Value	267	669
Production fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	1,458
Accumulated Amortization	1,213
Net Book Value	245	208
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	960
Accumulated Amortization	821
Net Book Value	139	200
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	832
Accumulated Amortization	664
Net Book Value	168	72
Communication equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	282
Accumulated Amortization	268
Net Book Value	14	46
Other [Member]
Property, Plant and Equipment [Line Items]
Cost	369
Accumulated Amortization	248
Net Book Value	$ 121	$ 186